SCHEDULE OF RECONCILIATION OF EXPECTED FEDERAL STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE (Details)	11 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	23.00%	23.00%
US state income taxes	3.15%
Prior period adjustments	(0.16%)
Entertainment	(0.01%)	(0.03%)
US federal rate differential	(1.26%)	(1.11%)
Valuation allowance	(22.60%)	(19.06%)
Stock-based compensation	(2.12%)	(2.80%)
Total	0.00%	0.00%